Net Earnings per Common Share - Summary of Basic and Diluted Net Income Per Share of Common Stock (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Earnings Per Share [Abstract]
Deemed dividend on repurchase of redeemable noncontrolling interest relating to subsidiary convertible and redeemable preferred stock	$ 77,777